Financial investments and non-current prepayments (Tables)	12 Months Ended
Dec. 31, 2019
Categories of non-current financial assets [abstract]
Disclosure Of Noncurrent Financial Assets Explanatory [Table Text Block]
Non-current financial investments
	At 31 December
(in USD million)	2019	2018

Bonds	1,629	1,261
Listed equity securities	1,261	530
Non-listed equity securities	710	664

Financial investments	3,600	2,455

Disclsoure Of Prepayments And Financial Receivables Explanatory [Table Text Block]

Non-current prepayments and financial receivables
	At 31 December
(in USD million)	2019	2018

Interest bearing financial receivables	413	345
Prepayments and other non-interest bearing receivables	800	688

Prepayments and financial receivables	1,214	1,033

Disclosure of other current assets [text block]
Current financial investments
	At 31 December
(in USD million)	2019	2018

Time deposits	4,158	4,129
Interest bearing securities	3,268	2,912

Financial investments	7,426	7,041